Provisions for employees' benefits - Actuarial assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Pension
Disclosure of detailed information about provision for employee benefits
Salary growth rate	3.00%
Pension | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	12.00%	10.90%
Salary growth rate		3.00%
Expected inflation rate	4.00%	4.00%
Pension growth rate	3.30%	3.30%
Pension | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	9.90%	6.85%
Salary growth rate		2.00%
Expected inflation rate	3.00%	3.00%
Pension growth rate	3.00%	3.00%
Bonds
Disclosure of detailed information about provision for employee benefits
Discount rate	10.00%	8.75%
Expected inflation rate	3.30%	3.00%
Health
Disclosure of detailed information about provision for employee benefits
Salary growth rate	4.00%
Expected inflation rate	3.30%	3.00%
Short-term rate	10.00%	13.50%
Long-term rate		4.00%
Health | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	12.50%	11.20%
Salary growth rate		4.00%
Long-term rate	4.30%
Health | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	10.25%	8.75%
Salary growth rate		3.00%
Long-term rate	4.00%
Education
Disclosure of detailed information about provision for employee benefits
Expected inflation rate	3.30%	3.00%
Short-term rate	4.30%	4.00%
Long-term rate	4.30%	4.00%
Education | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	10.25%	11.00%
Education | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	4.00%	9.00%
Others
Disclosure of detailed information about provision for employee benefits
Expected inflation rate	3.30%	3.00%
Others | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	12.87%	11.60%
Salary growth rate	4.94%	5.00%
Others | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	9.85%	5.70%
Salary growth rate	3.00%	4.00%